FAIR-VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
FAIR-VALUE MEASUREMENT
Schedule of fair-value measurement

	As of December 31, 2021
	Quoted Prices in		Significant
	Active Market for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	19,351	—	19,351
Long-term investments:
Convertible bonds	—	43,055	—	43,055
Redeemable preferred shares	—	—	65,393	65,393
Equity securities with readily determinable fair value	—	31,669	—	31,669
Total:	—	94,075	65,393	159,468

	As of December 31, 2022
	Quoted Prices in		Significant
	Active Market for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	—	34,316	34,316
Long-term investments:
Convertible bonds	—	—	38,741	38,741
Redeemable preferred shares	—	37,044	73,034	110,078
Equity securities with readily determinable fair value	4,413	—	—	4,413
Total:	4,413	37,044	146,091	187,548

Schedule of reconciliation of the fair value measurements of assets using significant unobservable inputs

Level 3
investments
RMB
Balance as of January 1, 2021	1,934
Initial recognition	24,960
Transfer from level 2	38,499
Balance as of December 31, 2021	65,393
Unrealized gain	19,575
Transfer from level 2	73,057
Transfer to level 2	(11,934)
Balance as of December 31, 2022	146,091